Other financial assets - Fair value (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other financial assets
Financial assets at fair value	$ 1,863,457	$ 2,697,301
Level 1
Other financial assets
Financial assets at fair value	1,526,458	1,892,486
Level 2
Other financial assets
Financial assets at fair value	$ 336,999	$ 804,815